August 15, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Eagle Growth & Income Fund File Nos. 033-07559; 811-04767 Post Effective Amendment No. 44

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Eagle Growth & Income Fund (the “Trust”) is Post-Effective Amendment No. 44 to the Trust’s currently effective Registration Statement on Form N-1A (“PEA 44”) relating to the registration of an indefinite number of Class R-6 shares of beneficial interest of the Trust under the 1933 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to address comments received from the Securities and Exchange Commission staff and to make non-material changes to the Fund’s prospectus and statement of additional information.

The Registrant elects that this filing become effective immediately pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours, /s/ Francine J. Rosenberger Francine J. Rosenberger

Attachments

cc:	Susan L. Walzer
Eagle Asset Management, Inc.